S000001243 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
LARGE CAP CORE FUND
Prospectus [Line Items]
Average Annual Return, Percent	21.75%	16.52%	14.29%
LARGE CAP CORE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.41%	13.96%	12.64%
LARGE CAP CORE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.49%	12.64%	11.47%